Profit from operations - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Profit From Operations Explanatory [Line Items]
Transaction costs		€ 22,969	€ 7,107
Sports Entertainment Acquisition Corp. (SEAC)
Disclosure Of Profit From Operations Explanatory [Line Items]
Business combination transaction costs expensed		23,000
Transaction costs		24,500	7,100
Selling, general and administrative expense
Disclosure Of Profit From Operations Explanatory [Line Items]
Cost of revenues	€ 522,000	€ 443,500	€ 425,300